Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended				9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013	Jan. 24, 2013 Stock Option [Member]	Dec. 31, 2012 Common Stock Class L [Member]	Jan. 11, 2013 Common Stock Class A [Member]	Sep. 30, 2013 Common Stock Class A [Member]	Dec. 31, 2012 Common Stock Class A [Member]	Dec. 31, 2011 Common Stock Class A [Member]	Dec. 31, 2010 Common Stock Class A [Member]	Sep. 30, 2013 2012 Omnibus Long-Term Incentive Plan [Member]	Sep. 30, 2013 2012 Omnibus Long-Term Incentive Plan [Member] Minimum [Member]	Sep. 30, 2013 2012 Omnibus Long-Term Incentive Plan [Member] Maximum [Member]	Sep. 30, 2013 2008 Equity Incentive Plan [Member]	Sep. 30, 2013 2008 Equity Incentive Plan [Member] Stock Option [Member]	Sep. 30, 2013 2008 Equity Incentive Plan [Member] Common Stock Class L [Member]	Sep. 30, 2013 2008 Equity Incentive Plan [Member] Common Stock Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance							27,923			896,523			5,000,000
Shares grant in period													406,772
Weighted average price of options granted							$ 511.51			$ 12.00			$ 23.39
Stock option vested		6 years												3 years	5 years
Weighted average fair value, per share	$ 9.41						$ 291.83			$ 6.84	$ 10.40	$ 4.34
Expected dividend yield	0.00%						0.00%			0.00%	0.00%	0.00%
Expected stock price volatility	44.20%						79.20%			79.20%	82.00%	82.00%
Risk free interest rate	0.93%						0.68%			0.68%	1.20%	1.40%
Expected life of options	5 years 3 months 18 days						4 years 1 month 28 days			4 years 1 month 28 days	3 years 5 months 19 days	3 years 8 months 9 days
Shares available for issuance																		150,000	1,500,000
Reverse split ratio of class A common stock								1.9704	1.9704
Common stock conversion ratio, Class L common stock into Class A common stock					35.1955
Stock based compensation	$ 9.5	$ 17.6	$ 1.2	$ 2.4		$ 5.0											$ 5.0
Options to purchase shares																1,300,000
Unrecognized compensation cost	$ 7.4	$ 12.2